Performance Management - Quantified Gold Futures Tracking Fund	Apr. 16, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Portfolio’s returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Portfolio’s shares for the past 10 calendar years since the Portfolio’s inception. The performance table compares the performance of the Portfolio’s shares over time to the performance of a broad-based market index and a supplemental index. The Portfolio’s past performance may not be an indication of how the Portfolio will perform in the future. Updated performance information and daily net asset value per share is available at no cost by visiting www.advisorspreferred.com or by calling toll-free 1 855-647-8268.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance may not be an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Portfolio’s returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Portfolio’s shares for the past 10 calendar years since the Portfolio’s inception.
Bar Chart [Heading]	Performance Bar Chart For Calendar Years Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	3/31/2025	18.16%
Worst Quarter:	12/31/2016	(13.84)%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	18.16%
Highest Quarterly Return, Date	Mar. 31, 2025
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(13.84%)
Lowest Quarterly Return, Date	Dec. 31, 2016
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
Performance [Table]
	One Year	Five Years	Ten Years
Return Before Taxes	59.59%	14.40%	12.14%
S&P 500 Total Return Index(1) (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%
S&P GSCI Gold Index(2) (reflects no deduction for fees, expenses or taxes)	62.47%	17.14%	14.03%

(1)	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.

(2)	The S&P GSCI (Goldman Sachs Commodity Index) Gold Index, a sub-index of the S&P GSCI, provides investors with a reliable and publicly available benchmark tracking the COMEX gold future. The index is designed to be tradable, readily accessible to market participants, and cost efficient to implement. Investors cannot directly invest in an index.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	www.advisorspreferred.com
Performance Availability Phone [Text]	1 855-647-8268